Employee Benefit Plan, Fair Value and NAV (Tables)	12 Months Ended
Mar. 31, 2025
EBP, Investment, Fair Value and NAV [Abstract]
EBP, Investment, Fair Value and NAV
The following tables sets forth by level, within the fair value hierarchy, the Plan’s assets at fair value as of March 31, 2025 and 2024. Classification within the fair value hierarchy table is based on the lowest level of any input that is significant to the fair value measurement.
Assets at Fair Value as of March 31, 2025:

(Amounts in thousands)	Level 1	Level 2	Level 3	Total
Investments in the fair value hierarchy:
Mutual Funds	$499,795	$—	$—	$499,795
ADS Common Stock	562,419	—	—	562,419
Total investments in the fair value hierarchy	1,062,214	—	—	1,062,214
Common collective trust fund measured at net asset value[1]	—	—	—	38,363
Total assets at fair value	$1,062,214	$—	$—	$1,100,577
Assets at Fair Value as of March 31, 2024:

(Amounts in thousands)	Level 1	Level 2	Level 3	Total
Investments in the fair value hierarchy:
Mutual Funds	$441,708	$—	$—	$441,708
ADS Common Stock	1,063,815	—	—	1,063,815
Total investments in the fair value hierarchy	1,505,523	—	—	1,505,523
Common collective trust fund measured at net asset value[1]	—	—	—	40,458
Total assets at fair value	$1,505,523	$—	$—	$1,545,981
1.    In accordance with Subtopic 820-10, certain investments that were measured at net asset value per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the statements of net assets available for benefits.